SCHEDULE OF FUTURE AMORTIZATION EXPENSE (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Remainder of Fiscal Year	$ 51,709
Year One	153,554	139,977
Year Two	125,086	127,027
Year Three	127,939	113,427
Year Four	100,444	104,262
After Year Four	588,869
Year Five		76,767
Thereafter		449,471
Future Amortization Expense	$ 1,147,601	$ 1,010,931